Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jan. 31, 2014
Accounting Policies [Abstract]
Property and Equipment
The following table summarizes the Company's property and equipment balances and includes the estimated useful lives that are generally used to depreciate the assets on a straight-line basis:

		Fiscal Years Ended January 31,
(Amounts in millions)	Estimated Useful Lives	2014	2013
Land	N/A	$26,184	$25,612
Buildings and improvements	3-40 years	95,488	90,686
Fixtures and equipment	3-25 years	42,971	40,903
Transportation equipment	3-15 years	2,785	2,796
Construction in progress	N/A	5,661	5,828
Property and equipment		$173,089	$165,825
Accumulated depreciation		(57,725)	(51,896)
Property and equipment, net		$115,364	$113,929

Goodwill by Segment
The following table reflects goodwill activity, by reportable segment, for fiscal 2014 and 2013:

(Amounts in millions)	Walmart U.S.	Walmart International	Sam's Club	Total
Balances as of February 1, 2012	$439	$19,899	$313	$20,651
Changes in currency translation and other	—	(65)	—	(65)
Purchase accounting adjustments for prior fiscal year acquisitions(1)	4	(532)	—	(528)
Acquisitions(2)	—	439	—	439
Balances as of January 31, 2013	443	19,741	313	20,497
Changes in currency translation and other	—	(1,000)	—	(1,000)
Acquisitions(2)	8	5	—	13
Balances as of January 31, 2014	$451	$18,746	$313	$19,510

Membership Fee Revenue
The following table summarizes membership fee activity for fiscal 2014, 2013 and 2012:

	Fiscal Years Ended January 31,
(Amounts in millions)	2014	2013	2012
Deferred membership fee revenue, beginning of year	$575	$559	$542
Cash received from members	1,249	1,133	1,111
Membership fee revenue recognized	(1,183)	(1,117)	(1,094)
Deferred membership fee revenue, end of year	$641	$575	$559